Item 1.  Schedule of Investments



 T. Rowe Price Inflation Protected Bond Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 98.4%
 U.S. Government Agency Obligations +/- 0.7%
 Federal National Mortgage Assn., VR, 3.67%, 2/17/09   750           754

                                                                     754

 U.S. Treasury Obligations 97.7%
 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ++                                    11,839        12,842

 3.375%, 4/15/32                                       1,589         2,140

 3.875%, 4/15/29                                       9,004         12,526

 U.S. Treasury Inflation-Indexed Notes
 0.875%, 4/15/10                                       6,109         5,965

 1.625%, 1/15/15                                       10,593        10,583

 1.875%, 7/15/13 - 7/15/15                             9,551         9,762

 2.00%, 1/15 - 7/15/14                                 16,330        16,853

 3.00%, 7/15/12                                        7,048         7,713

 3.375%, 1/15/07                                       4,051         4,199

 3.50%, 1/15/11                                        4,358         4,821

 3.625%, 1/15/08                                       8,120         8,614

 3.875%, 1/15/09                                       3,795         4,126

 4.25%, 1/15/10                                        2,480         2,783

                                                                     102,927

 Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed)(Cost $101,099)                           103,681

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 0.6%
 U.S. Government Obligations 0.6%
 Government National Mortgage Assn.
 4.50%, 5/15 - 12/15/18                                573           573

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $585)                                              573

 CORPORATE BONDS AND NOTES 0.1%
 Finance and Credit 0.1%
 SLM Corporation, VR, 4.64%, 4/1/09                    150           148

 Total Corporate Bonds and Notes (Cost $150)                         148

 SHORT-TERM INVESTMENTS 0.4%
 Money Market Funds 0.4%
 T. Rowe Price Government Reserve Investment Fund
 3.46% #+                                              467           467

 Total Short-Term Investments (Cost $467)                            467

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (8)

 Total Futures Contracts                                             (8)

 Total Investments in Securities
 99.5% of Net Assets (Cost $102,301)                                 104,861
                                                       $

 (1)  Denominated in U.S. dollars unless otherwise noted
#     Seven-day yield
+/-   The issuer operates under a congressional
      charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2005.
 +    Affiliated company - See Note 4
 VR   Variable Rate; rate shown is effective rate at period-end

 T. Rowe Price Inflation Protection Bond Fund
(2) Open Futures Contracts at August 31, 2005 were as follows:
($ 000s)
                                                       Contract    Unrealized
                                         Expiration    Value       Gain (Loss)
 Short, 17 U.S. Treasury ten year
 contracts, $25 par of 2.375% U.S.
 Treasury Inflation- Indexed Bonds
 pledged as initial margin               12/05         $ (1,905)   $      (18)

 Net payments (receipts) of variation
 margin to date                                                            10

 Variation margin receivable (payable)
 on open futures contracts                                         $      (8)


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Inflation Protected Bond Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was 102,301,000. Net unrealized gain aggregated $2,550,000 at period-end, of which $2,743,000 related to appreciated investments and $193,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $7,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $467,000 and $782,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005